EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Employee stock purchase plan
Most of the Company’s employees in the U.S and Canada, including named executive officers, are eligible to participate in the Company’s Employee Stock Purchase Plan (the “ESPP”). Sales of shares of the Company’s common stock under the ESPP are generally made pursuant to offerings that are intended to satisfy the requirements of Section 423 of the Internal Revenue Code. The ESPP permits employees of the Company to purchase common stock at a price equal to 85% of the lesser of (i) the market value of the common stock on the first date of the offering period, or (ii) the market value of the common stock on the purchase date, whichever is lower. Participants are subject to eligibility requirements and may not purchase more than 500 shares in any offering period or more than ten thousand dollars of common stock in a year under the ESPP.
During the year ended December 31, 2024, the Company recognized $5 of expense, and issued 616,740 shares of the Company's common stock at a weighted-average price per share of $26.64 related to the ESPP. As of December 31, 2024, the Company accrued a liability of $7, which has been recorded as accrued salaries and wages in the consolidated balance sheets, for 228,787 shares of the Company's common stock that were issued to employees in January 2025. As of December 31, 2024, there were approximately 5,431,500 shares reserved for future issuance under the ESPP.
401(k) plans
The Company has 401(k) plans that provide for annual contributions not to exceed the maximum amount allowed by the Internal Revenue Code. The plans are qualified and cover employees meeting certain eligibility requirements who are not covered by collective bargaining agreements. The amounts contributed each year are discretionary and are determined annually by management.
The Company recognized $16, $13, and $12, in 401(k) expense during the years ended December 31, 2024, 2023, and 2022, respectively.
Defined benefit pension plans
The Company sponsors both funded and unfunded foreign defined benefit pension plans that cover a portion of the Company's employees, and the largest plans are closed to new participants and frozen for accrual of future service. Refer to Note 16 – "Pension" for more information on these plans.
Post-retirement benefit plans
As part of the Chubb Acquisition, the Company assumed an unfunded post-retirement benefit plan that provides life benefits to certain eligible retirees in Canada. As of December 31, 2024, the benefit obligation was $3. The PBO discount rate was 4.5% at December 31, 2024.
Benefit payments, including amounts to be paid from corporate assets and reflecting expected future service, as appropriate, are expected to be less than $1 for 2025 through 2028 and thereafter.
Profit sharing plans
The Company has a trustee-administered, profit sharing retirement plan covering substantially all of the Company's employees in the U.S. not covered by collective bargaining agreements and a profit sharing plan for employees in Canada (collectively, “Profit Sharing Plans”). The Profit Sharing Plans provide for annual discretionary contributions in amounts based on a performance grid as determined by the Company’s directors, which may be settled in shares of the Company's common stock or in cash. In connection with these plans, the Company recognized $27, $19, and $15 in expense for shares distributed to eligible employees during the years ended December 31, 2024, 2023, and 2022, respectively. As of December 31, 2024 and 2023, the Company accrued a liability of $28 and $19, respectively, which has been recorded as accrued salaries and wages in the consolidated balance sheets for shares of the Company's common stock. The liability accrued as of December 31, 2023 was settled in common stock during the year ended December 31, 2024.
Multiemployer pension plans
The Company participates in several multiemployer pension plans ("MEPP") that provide retirement benefits to certain union employees in accordance with various collective bargaining agreements ("CBA"). As one of many participating employers in these MEPPs, the Company may be responsible with the other participating employers for any plan underfunding. The Company’s contributions to a particular MEPP are established by the applicable CBAs; however, its required contributions may increase based on the funded status of the MEPP and the legal requirements of the Pension Protection Act of 2006 (the "PPA"), which requires substantially underfunded MEPPs to implement a funding improvement plan ("FIP") or a rehabilitation plan ("RP") to improve their funded status. Factors that could impact the funded status of the MEPP include, without limitation, investment performance, changes in the participant demographics, decline in the number of contributing employers, changes in actuarial assumptions, and the utilization of extended amortization provisions.
The Company believes that certain of the MEPPs in which the Company participates may have underfunded vested benefits. Due to uncertainty regarding future factors that could trigger withdrawal liability, as well as the absence of specific information regarding the MEPPs current financial situation, the Company is unable to determine (a) the amount and timing of any future withdrawal liability, if any, and (b) whether the Company’s participation in these MEPPs could have a material adverse impact on the Company’s consolidated financial position, results of operations, or liquidity. The Company did not record any withdrawal liability for the years ended December 31, 2024, 2023, and 2022.
The Company’s participation in MEPPs for the year ended December 31, 2024, is outlined in the table below. The EIN/PN column provides the Employer Identification Number ("EIN") and the three-digit plan number ("PN"). The most recent PPA zone status available for 2024, 2023 and 2022 is for the plan year-ends, as indicated below. The zone status is based on information that the Company received from the plans and is certified by the plans’ actuaries. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and 80% funded, and plans in the green zone are at least 80% funded. The FIP/RP status pending/implemented column indicates plans for which an FIP or an RP either is pending or has been implemented. In addition, the Company may be subject to a surcharge if the Plan is in the red zone. The Surcharge imposed column indicates whether a surcharge has been imposed on contributions to the Plan. The last column lists the expiration date(s) of the collective bargaining agreement(s) to which the plans are subject.

Pension Fund	EIN/PN	Plan Year-End	PPA Zone Status(1)			FIP/RP Status Pending/ Implement	Contributions			More Than 5%(2)	Surcharge Imposed	Expiration Date of CBA
			December 31				(in millions)
			2024	2023	2022		2024 (3)	2023 (3)	2022 (3)
National Automatic Sprinkler Industry Pension Fund	52-6054620-001	12/31/2023	Green	Green	Green	No	$34	$32	$30	Yes	No	3/31/2025
Heavy And General Laborers Local Unions 472 And 172 Of New Jersey Pension Fund	22-6032103-001	3/31/2024	Green	Green	Green	No	10	5	5	Yes	No	2/28/2027
Twin City Pipe Trades Pension Plan	41-6131800-001	4/30/2023	Green	Green	Green	No	8	11	10	Yes	No	4/30/2027
Boilermaker-Blacksmith National Pension Trust	48-6168020-001	12/31/2023	Red	Green	Yellow	Yes	5	6	5	No	No	12/31/2025
Sheet Metal Workers' National Pension Fund	52-6112463-001	12/31/2023	Green	Green	Yellow	No	4	6	6	No	No	4/30/2025
National Electrical Benefit Fund	53-0181657-001	12/31/2023	Green	Green	Green	No	3	8	8	No	No	6/30/2027
Sheet Metal Workers' Local 10 Pension Fund	41-1562581-001	12/31/2023	Green	Green	Green	No	2	2	3	Yes	No	4/30/2027
Building Trades United Pension Trust Fund Milwaukee And Vicinity	51-6049409-001	5/31/2024	Green	Green	Green	No	2	2	2	No	No	5/31/2026
Operating Engineers 825 Pension Fund	22-6033380-001	6/30/2023	Green	Green	Green	No	2	1	1	Yes	No	6/30/2026
Central Pension Fund Of The IUOE & Participating Employers	36-6052390-001	1/31/2024	Green	Green	Green	No	2	4	3	No	No	5/31/2026
United Association National Pension Fund	52-6152779-001	6/30/2023	Green	Green	Yellow	No	2	3	4	No	No	4/30/2027
Eastern NY Laborers International Local 754	13-4164083-001	6/30/2024	Green	Green	Green	No	1	1	1	Yes	No	5/31/2025
Total other							14	19	21
Total							$89	$100	$99

(1)The zone status represents the most recent available information for the respective MEPP, which may be 2023 or earlier for the 2024 year and 2022 or earlier for the 2023 year.
(2)This information was obtained from the respective plan’s Form 5500 (Forms) for the most current available filing. These dates may not correspond with the Company’s fiscal year contributions. The above-noted percentages of contributions are based upon disclosures contained in the plans’ Forms. Those Forms, among other things, disclose the names of individual participating employers whose annual contributions account for more than 5% of the aggregate annual amount contributed by all participating employers for a plan year. Accordingly, if the annual contribution of two or more of the Company’s subsidiaries each accounted for less than 5% of such contributions, but in the aggregate accounted for in excess of 5% of such contributions, that greater percentage is not available and accordingly is not disclosed.
(3)2024, 2023, and 2022 periods represent the years ended December 31, 2024, 2023, and 2022.
The nature and diversity of the Company’s business may result in volatility in the amount of its contributions to a particular MEPP for any given period. That is because, in any given market, the Company could be working on a significant project and/or projects, which could result in an increase in its direct labor force and a corresponding increase in its contributions to the MEPP(s) dictated by the applicable CBA. When that particular project(s) finishes and is not replaced, the number of participants in the MEPP(s) who are employed by the Company would also decrease, as would its level of contributions to the particular MEPP(s). Additionally, the amount of contributions to a particular MEPP could also be affected by the terms of the CBA, which could require, at a particular time, an increase in the contribution rate and/or surcharges. During the year ended December 31, 2024, the Company’s contributions to various MEPP(s) did not significantly increase as a result of acquisitions.